Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000157835 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157835 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157835 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157835 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157835 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157835 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157835 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157835 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157835 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000157835 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157835 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	53.70%
C000157835 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.40%
C000157835 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157835 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000157835 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.80%
C000157836 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157836 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157836 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157836 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157836 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157836 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157836 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157836 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157836 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000157836 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157836 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	53.70%
C000157836 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.40%
C000157836 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157836 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000157836 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.80%
C000157837 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157837 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157837 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157837 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157837 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157837 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157837 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157837 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157837 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000157837 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157837 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	53.70%
C000157837 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.40%
C000157837 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157837 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000157837 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.80%
C000157838 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157838 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157838 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157838 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157838 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157838 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157838 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157838 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157838 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000157838 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157838 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	53.70%
C000157838 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.40%
C000157838 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157838 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000157838 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.80%
C000220844 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220844 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 94106LBY4 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000220844 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220844 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000220844 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	43.80%
C000220845 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220845 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 94106LBY4 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000220845 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220845 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000220845 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	43.80%
C000220846 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220846 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 94106LBY4 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000220846 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220846 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000220846 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	43.80%
C000220843 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220843 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 94106LBY4 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000220843 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.50%
C000220843 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000220843 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	43.80%
C000193764 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193764 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193764 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193764 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193764 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193764 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193764 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193764 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193764 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193765 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193765 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193765 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193765 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193765 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193765 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193765 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193765 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193765 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193766 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193766 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193766 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193766 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193766 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193766 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193766 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193766 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193766 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193767 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193767 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193767 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193767 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193767 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193767 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193767 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193767 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193767 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219892 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219892 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219892 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219892 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219892 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219892 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219892 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219892 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219892 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219893 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219893 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219893 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219893 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219893 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219893 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219893 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219893 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219893 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219893 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219894 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219894 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219894 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219894 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219894 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219894 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219894 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219894 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219894 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219894 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219891 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219891 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219891 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219891 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219891 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219891 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219891 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219891 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000219891 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219891 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080457 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080457 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080457 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080457 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080457 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080457 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080457 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080457 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080457 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080457 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080457 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000080457 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080457 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080457 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080457 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080458 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080458 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080458 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080458 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080458 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080458 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080458 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080458 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080458 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080458 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000080458 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080458 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080458 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080458 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080459 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080459 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080459 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080459 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080459 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080459 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080459 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080459 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080459 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080459 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000080459 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080459 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080459 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080459 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065340 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065340 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065340 | M5216V106 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065340 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065340 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065340 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065340 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065340 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065340 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065340 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000065340 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065340 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000065340 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065340 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121707 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121707 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121707 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121707 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121707 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121707 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121707 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121707 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121707 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121707 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121707 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.90%
C000121707 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121707 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000121707 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121707 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121707 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121708 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121708 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121708 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121708 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121708 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121708 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121708 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121708 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121708 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121708 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121708 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.90%
C000121708 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121708 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000121708 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121708 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121708 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121710 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121710 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121710 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121710 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121710 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121710 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121710 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121710 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121710 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121710 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121710 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.90%
C000121710 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121710 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000121710 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121710 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121710 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121709 | 925050106 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121709 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121709 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121709 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121709 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121709 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121709 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121709 | 15117B202 | Celldex Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121709 | 05153U107 | Aura Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121709 | 803607100 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121709 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.90%
C000121709 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121709 | InvestmentType_Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
C000121709 | InvestmentType_Private Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121709 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121709 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000236480 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236480 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236480 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236480 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236480 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236480 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236480 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236480 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236480 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236480 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236481 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236481 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236481 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236481 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236481 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236481 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236481 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236481 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236481 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236482 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236482 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236482 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236482 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236482 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236482 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236482 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236482 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236482 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236479 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236479 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236479 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236479 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236479 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236479 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236479 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236479 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236479 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202730 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202730 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202730 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202730 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202730 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202730 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.30%
C000202730 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202730 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202731 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202731 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202731 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202731 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202731 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202731 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.30%
C000202731 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202731 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202732 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202732 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202732 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202732 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202732 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202732 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.30%
C000202732 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202732 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202733 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202733 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202733 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202733 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202733 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 63743HFN7 | National Rural Utilities Cooperative Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202733 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	63.30%
C000202733 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202733 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	27.90%